Pension and Postretirement Benefits	12 Months Ended
Dec. 31, 2017
Pension and Postretirement Benefits
Pension and Postretirement Benefits

12. Pension and Postretirement Benefits

The Company and its subsidiaries has a defined benefit retirement plan (“Plan”) for certain eligible employees. The Plan provides benefits based on years of credited service and stated dollar level multipliers for each year of service.

The Company also provides postretirement health care insurance benefits through an indemnity plan and a health maintenance organization plan for certain salary and hourly employees and their dependents.  Individual benefits generally continue until age 65.  The Company does not pre-fund these benefits, and, accordingly, there are no postretirement plan assets. The postretirement plan also includes a retiree contribution requirement for certain salaried and certain hourly employees. The retiree contribution amount is adjusted annually.

The liabilities for the benefit obligation for the eligible union groups are based on the collective bargaining agreements currently in effect. Current and future negotiations on collective bargaining agreements could have an effect on these liabilities.

The changes in benefit obligations and Plan assets at December 31, 2017 and 2016 were:

	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Change in Benefit Obligation
Benefit obligation at beginning of year	$602,426	$626,056	$7,515	$9,418
Service cost	3,582	4,215	12	28
Interest cost	26,626	28,237	262	332
Actuarial loss (gain)	26,310	(2,583)	(110)	(818)
Participant contributions	—	—	363	526
Benefits paid	(39,758)	(53,499)	(1,599)	(1,971)
Plan amendment	2,740	—	—	—

Benefit obligation at end of year	$621,926	$602,426	$6,443	$7,515

Change in Plan Assets
Fair value of plan assets at beginning of year	$574,356	$593,125	$—	$—
Actual return on plan assets	78,469	34,730	—	—
Employer contributions	—	—	1,236	1,445
Participant contributions	—	—	363	526
Benefits paid	(39,758)	(53,499)	(1,599)	(1,971)

Fair value of plan assets at end of year	$613,067	$574,356	$—	$—

The funded status and amounts recognized in our consolidated balance sheets at December 31, 2017 and 2016 were:

	Pension Benefits		Other Benefits
	2017	2016	2017	2016

Funded Status at End of Year	$(8,859)	$(28,070)	$(6,443)	$(7,515)

Amounts Recognized in Consolidated Balance Sheets:
Accrued expenses	$—	$—	$(1,106)	$(1,378)
Pension and postretirement benefits	(8,859)	(28,070)	(5,337)	(6,137)

Net amount recognized	$(8,859)	$(28,070)	$(6,443)	$(7,515)

Amounts Recognized in Accumulated Other Comprehensive Income / (Loss) - (Pre-tax)
Total net actuarial (gain) loss	$79,908	$101,193	$(1,851)	$(3,208)
Prior service cost	2,469	21	(1,317)	(2,079)

Total	$82,377	$101,214	$(3,168)	$(5,287)

Weighted-Average Discount Rate Assumption used to Determine Projected Benefit Obligations at December 31, 2017 and 2016	4.10%	4.50%	3.91%	4.20%

The accumulated benefit obligation for the defined Plan was $621.9 million and $602.4 million at December 31, 2017 and 2016, respectively.

The change in our Plan’s funded status in 2017 is primarily due to higher earnings in plan assets and changes in mortality and other assumptions, partially offset by a lower discount rate applied to the pension obligation.  In 2017, we used the new mortality tables from the Society of Actuaries and evaluated our mortality experience to establish mortality assumptions.  Based on our experience and in consultation with our actuaries, we utilized a base RP-2014 with MP-2017 projection scale. In 2016, we utilized the RP-2014 mortality tables with MP-2016 projection scale.

The plan amendment cost of $2.7 million represents the respective negotiated increases in pension benefits for various union participants during 2017 for all applicable past service measured at the contract’s effective date.

Components of pension benefit and other postretirement benefit income was:

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
Service cost	$3,582	$4,215	$4,723	$12	$28	$33
Interest cost	26,626	28,237	27,610	261	332	428
Expected return on plan assets	(36,082)	(37,327)	(41,082)	—	—	—
Amortization of prior service cost (benefit)	292	95	275	(762)	(762)	(242)
Amortization of net loss (gain)	5,208	4,657	1,934	(1,467)	(812)	(1,126)

Benefit income	$(374)	$(123)	$(6,540)	$(1,956)	$(1,214)	$(907)

Effective January 1, 2018, the Company adopted ASU 2017-07.  The ASU requires that the service cost component be reported in the same line item or items as other compensation costs arising from services rendered by the pertinent employees during the period. The other components of net benefit cost are required to be presented in the income statement separately from the service cost component and outside a subtotal of income from operations.

The retrospective adoption of this ASU, utilizing the allowable practical expedient, resulted in a $5.9 million, $5.6 million and $12.2 million reclassification between cost of sales, excluding depreciation and amortization, and pension income in the Company’s Consolidated Statements of Comprehensive Income for the years ended December 31, 2017, 2016 and 2015, respectively.

Weighted-Average actuarial assumptions used to determine benefit costs were:

	Pension Benefits			Other Benefits
	2017	2016	2015	2017	2016	2015
Discount rate	4.50%	4.66%	4.24%	4.20%	4.12%	3.78%
Long-term rate of return on plan assets	6.50%	6.50%	6.50%	—	—	—

The Company assumed health care cost trend rates for its postretirement benefits plans as follows:

Plans	2018
Health care cost trend rate assumed for next year	7.25%
Rate to which the cost trend rate is assumed to decline (the ultimate rate)	4.50%
Year the rate reaches the ultimate trend rate	2029

The effect of a one percentage point increase or decrease in the assumed health care cost trend rates at December 31, 2017 is summarized below:

Change in Health Care	Minus 1%	Plus 1%
Service and interest cost	$(6)	$6
Accumulated benefit obligation	$(132)	$138

Other changes in Plan assets and benefit obligations recognized in accumulated other comprehensive loss were:

	Pension Benefits		Other Benefits
	2017	2016	2017	2016
Net actuarial (gain) loss	$(16,077)	$15	$(110)	$(818)
Plan amendment	2,740	—	—	—
Amortization of prior service (cost) benefit	(292)	(95)	762	762
Amortization of net gain (loss)	(5,208)	(4,657)	1,467	812

Net amount recognized before tax	$(18,837)	$(4,737)	$2,119	$756

The amounts in accumulated other comprehensive loss expected to be recognized as components of net pension expense during 2018 are as follows:

	Pension	Other
	Benefits	Benefits
Prior service cost (benefit)	$509	$(761)
Net actuarial loss / (gain)	$2,109	$(561)

For the pension plan, accumulated actuarial gains and losses in excess of 10 percent of the accumulated benefit obligation are amortized over the average future service period of approximately 8.4 years.

As of December 31, 2017 and 2016, $(48.5) million and $(60.8) million, respectively, were included net of tax in accumulated other comprehensive loss.

Plan Assets

The fair value of Plan assets, summarized by level within the fair value hierarchy as of December 31, 2017 was as follows:

	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$7,698	$—	$—	$7,698
Equity securities:
Common stock	97	—	—	97
Domestic equity mutual funds	12,560	—	—	12,560
International equity mutual funds	52,101	—	—	52,101
U.S. large cap collective funds	—	112,411	—	112,411
Fixed income:
Corporate bonds and notes	—	229,275		229,275
U.S. Government securities	—	76,659		76,659
Limited partnership investments	—	—	11,180	11,180

	$72,456	$418,345	$11,180	$501,981

Assets measured at Net Asset Value
Hedge funds:
Fixed income funds				37,976
Equity funds				73,110

Total assets at fair value				$613,067

The table below resents a summary of changes in the fair value of the Plans’ level three assets as of December 31, 2017:

	Limited
	Partnership
Year ended December 31, 2017	Investments	Total
Balance, beginning of year	$13,343	$13,343
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Total gains or (losses):
Included in changes in net assets	1,007	1,007
Included in other comprehensive income	—	—
Purchases, issuances, sales, and settlements:
Purchases	263	263
Issuances	—	—
Sales	(3,433)	(3,433)
Settlements	—	—

Balance, end of year	$11,180	$11,180

The amount of total gains or losses for the year included in changes in net assets attributed to the change in unrealized gains or losses relating to assets still held at the reporting date	$219	$219

The fair value of Plan assets, summarized by level within the fair value hierarchy as of December 31, 2016 was as follows:

	Level 1	Level 2	Level 3	Total

Cash and cash equivalents	$16,973	$—	$—	$16,973
Equity securities:
Common stock	12,869	—	—	12,869
Domestic equity mutual funds	9,556	—	—	9,556
International equity mutual funds	48,539	—	—	48,539
U.S. large cap collective funds	—	96,518	—	96,518
Fixed income:
Corporate bonds and notes		201,241		201,241
U.S. Government securities		78,163		78,163
Limited partnership investments	—	—	13,343	13,343

	$87,937	$375,922	$13,343	$477,202

Assets measured at Net Asset Value
Hedge funds:
Fixed income funds				34,897
Equity funds				62,257

Total assets at fair value				$574,356

Level 1 assets are valued based on quoted prices in active markets for identical securities.

Level 2 assets are valued based on other significant observable inputs including quoted prices for similar securities, yield curves, indices, etc.  Level 2 assets listed above consist primarily of commingled equity investments where values are based on the net asset value of the underlying investments held, individual fixed income securities where values are based on quoted prices of similar securities and observable market data, and commingled fixed income investments where values are based on the net asset value of the underlying investments held.

Level 3 assets are valued based on unobservable inputs.  Quoted market prices are not available for certain investments, including real estate and limited partnership investments.  These investments are recorded at their estimated fair market value; therefore, the reported value may differ from the value that would have been used had a quoted market price existed.  Investments of this nature are valued by the Company based on the nature of each investment and the information available to management at the valuation date.

Limited Partnership investments generally have limited liquidity and are made through long-term partnerships or joint ventures that invest in pools of capital invested in primarily non-publicly traded entities. Underlying investments include venture capital, buyout, and special situations investing. Private equity management firms typically acquire and then reorganize private companies to create increased long-term value. Valuation is based on statements received from the investment managers, transaction data, analysis of and judgments about underlying investments and other third-party information deemed reliable for the purposes of developing an estimate of fair market value.

Hedge funds are privately owned institutional investment funds that generally have moderate liquidity. Hedge funds seek specified levels of return, regardless of market conditions, and generally have a low correlation to public equity and debt markets. Hedge funds often invest substantially in financial market instruments (stocks, bonds, commodities, currencies, derivatives, etc.) using a broad range of trading activities to manage portfolio risks. Plan holdings in hedge funds are valued using the net asset value (“NAV”) provided by the administrator of the fund and reviewed by the Company. The NAV is based on the value of the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding. These assets are reported at NAV as a practical expedient.  For the year ended December 31, 2017, the Plan held investments in hedge funds with restrictions on redemption for the first year after funds are invested, and funds restricting investment redemption to a 25 percent gate in any given quarter.

The Company believes that the reported amounts for these investments are a reasonable estimate of their fair value at December 31, 2017. However, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value at the reporting date.

To develop the expected long-term rate of return on plan assets assumption for the Plan, the Company considers the current asset allocation strategy, the historical investment performance, and the expectations for future returns of each asset class.

The Company’s Plan weighted-average asset allocations and target asset allocations at December 31, 2017 and 2016, by asset category were as follows:

			Target
	2017	2016	Allocation
Fixed income	56%	55%	53%
Equity securities	41%	40%	47%
Cash	1%	3%	—%
Other	2%	2%	—%

Total	100%	100%	100%

The Company’s investment strategy is to invest in a prudent manner to maintain the security of funds while maximizing returns within the Company’s Investment Policy guidelines. The strategy is implemented utilizing assets from the categories listed.

The investment goals are to provide a total return that, over the long term, increases the ratio of Plan assets to liabilities subject to an acceptable level of risk. This is accomplished through diversification of assets in accordance with the Investment Policy guidelines. Investment risk is mitigated by periodic rebalancing between asset classes as necessitated by changes in market conditions within the Investment Policy guidelines.

The Company currently does not anticipate making any contributions to the Plan in 2018.  This estimate is based on current tax laws, Plan asset performance, and liability assumptions, which are subject to change. The Company anticipates making contributions to the postretirement plans in 2018 as claims are submitted.

The following table presents estimated future gross benefit payments for the Company’s plans:

	Pension	Other
	Benefits	Benefits
2018	$39,271	$1,127
2019	39,482	969
2020	39,670	849
2021	40,310	580
2022	40,681	501
Succeeding 5 years	201,294	1,532

Multiemployer Pension Plan

In conjunction with each of the Longview and U.S. Corrugated acquisitions, the Company assumed participation in the GCIU-Employer Retirement Fund for a total of approximately 300 hourly employees at four corrugated products manufacturing plants.  For the plan year ended December 31, 2015, the most recent date for which information was available, the contributions made by the Company were less than 5.3 percent of the total employers’ contributions to the multiemployer plan.

On October 31, 2016, the Company provided formal notification to the plan trustee of its withdrawal from the plan and cessation of plan contributions effective December 31, 2016.  Management has updated its analysis of the estimated withdrawal liability recorded as of December 31, 2017.  The estimated withdrawal liability of approximately $6.4 million did not change.  It is based on annual payments of approximately $0.4 million over 20 years, discounted at a credit adjusted risk-free rate return of approximately 3.6 percent.  This liability is based on an analysis of the facts currently available to management; however, the withdrawal liability will ultimately be determined by the plan trustee.

Defined Contribution Plans

We offer a 401(k) Defined Contribution Plans (“Contribution Plans”) to eligible employees.  The Company’s monthly contributions are based on the matching of certain employee contributions or based on a union negotiated formula. The expense related to this plan was $23.0 million, $9.2 million and $22.3 million for the years ended December 31, 2017, 2016 and 2015, respectively, for matching contributions.

In 2017, the Company restored matching contributions to its Contribution Plans for certain employees that were previously suspended during 2016.  As a result, contributions were $13.8 million higher for the year ended December 31, 2017, compared to 2016.